Related Party Transactions (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Nov. 12, 2024	Nov. 08, 2024	Sep. 27, 2024	Jul. 17, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Nov. 25, 2025	Nov. 18, 2024
Willow Lane Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues					$ 25,000
Willow Lane Acquisition Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 1.00
Willow Lane Acquisition Corp [Member] | Related Party [Member] | Administrative Service [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Payment for Administrative Fees		$ 10,000
Administrative Fees Expense						$ 20,000	$ 120,000
Willow Lane Acquisition Corp [Member] | Working Capital Loans [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Short-Term Debt					$ 0	$ 0
Debt Conversion, Original Debt, Amount							1,500,000
Willow Lane Acquisition Corp [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	12,650,000
Willow Lane Acquisition Corp [Member] | IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							300,000
Short-Term Debt	$ 103,576								$ 103,576
Boost Run Holdings LLC [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues							$ 2,992,000
Boost Run Holdings LLC [Member] | Subordinated Loan Agreement [Member]
Related Party Transaction [Line Items]
Borrowings								$ 1,430,000
Common Class B [Member] | Willow Lane Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			4,628,674
Share Price			$ 0.005
Common Class B [Member] | Willow Lane Acquisition Corp [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues					4,628,674
Stock Issued During Period, Value, New Issues					$ 463
Founder Shares [Member] | Willow Lane Acquisition Corp [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			603,740
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised			12,650,000
Founder Shares [Member] | Willow Lane Acquisition Corp [Member] | IPO [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of Stock, Percentage of Ownership before Transaction			26.79%
Common Class A [Member] | Willow Lane Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share Price	$ 12.00
Common Class A [Member] | Boost Run Holdings LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues
Sponsors [Member] | Common Class B [Member] | Willow Lane Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			264,424	4,364,250
Share Price			$ 0.006	$ 0.0001
Stock Issued During Period, Value, New Issues			$ 25,000	$ 25,000